VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.8%
Alabama—1.0%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,531
California—3.8%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/24	100	100
Series A 5.000%, 6/1/25	200	202
Series A 5.000%, 6/1/27	100	103
Series A 5.000%, 6/1/28	100	104
California, State of,
General Obligation 5.000%, 4/1/37	4,000	4,017
General Obligation 4.000%, 9/1/43	1,190	1,138
		5,664

Colorado—3.9%
E-470 Public Highway Authority, Series A 5.000%, 9/1/40	1,500	1,504
Gunnison Watershed School District No. Re 1J,
General Obligation (State AID Withholding Insured) 5.000%, 12/1/41	1,165	1,224
General Obligation (State AID Withholding Insured) 5.000%, 12/1/42	1,000	1,046
Regional Transportation District,
Sales Tax Revenue, Series A 5.000%, 1/15/27	900	919
Sales Tax Revenue, Series A 5.000%, 7/15/27	1,025	1,053
		5,746

Connecticut—1.4%
Connecticut State Health & Educational Facilities Authority Revenue Series A 4.050%, 7/1/42	2,000	2,000
District of Columbia—3.5%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	2,825	2,931
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/29	1,165	1,215
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond Revenue 5.000%, 7/15/48	1,000	1,031
		5,177

Florida—2.5%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	658
	Par Value	Value

Florida—continued
Series A 3.000%, 10/1/33	$ 750	$ 645
Miami-Dade Seaport Department County, Series A 5.000%, 10/1/40	2,500	2,485
		3,788

Idaho—1.6%
Idaho Housing & Finance Association
5.000%, 8/15/39	1,200	1,262
5.000%, 8/15/40	1,000	1,047
		2,309

Illinois—4.3%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D 5.000%, 1/1/26	2,600	2,625
City of Chicago Wastewater Transmission Revenue,
Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,785
Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,038
		6,448

Indiana—2.7%
Indianapolis Local Public Improvement Bond Bank 5.250%, 1/1/41	3,870	4,059
Maryland—3.9%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,712
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,140
		5,852

Mississippi—2.4%
Mississippi, State of,
General Obligation, Series C 5.000%, 10/1/36	3,000	3,133
General Obligation, Series C 4.000%, 10/1/37	500	481
		3,614

Missouri—0.5%
Metropolitan St Louis Sewer District Revenue, Series B 5.000%, 5/1/47	750	778
Nevada—0.5%
Las Vegas Convention & Visitors Authority, Series A 5.000%, 7/1/49	760	770
New Jersey—0.7%
New Jersey Economic Development Authority, Series QQQ 4.000%, 6/15/38	1,150	1,072
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

New York—10.9%
City of New York,
General Obligation, Series 1 5.500%, 5/1/46	$ 500	$ 531
General Obligation, Series 3 4.170%, 4/1/42	5,000	5,000
General Obligation, Series A 5.000%, 8/1/39	1,000	1,047
General Obligation, Series A 5.000%, 8/1/40	1,000	1,041
New York City Municipal Water Finance Authority, Series EE 5.000%, 6/15/45	1,445	1,472
New York State Dormitory Authority, Sales Tax Revenue, Series A 5.000%, 3/15/28	2,500	2,508
Port Authority of New York & New Jersey 5.000%, 1/15/38	1,000	1,033
Triborough Bridge & Tunnel Authority,
Series A 5.000%, 5/15/43	2,000	2,056
Series A 5.000%, 5/15/44	1,500	1,539
		16,227

North Carolina—2.1%
Charlotte, City of, 2003 Governmental Facilities Projects, Series G 3.850%, 6/1/33	3,150	3,150
North Dakota—2.0%
North Dakota Public Finance Authority Revenue, Series A 5.000%, 10/1/28	3,000	3,029
Ohio—5.6%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	355	343
Ohio, State of, General Obligation, Series A 5.000%, 6/15/32	7,735	7,957
		8,300

Oregon—6.4%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,042
Oregon State Lottery,
Series A (MORAL OBLG Insured) 5.000%, 4/1/39	1,400	1,495
Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	2,914
Series A (MORAL OBLG Insured) 5.000%, 4/1/41	2,250	2,375
Port of Portland, Airport Revenue,
Series 24B 5.000%, 7/1/26	750	762
Series 24B 5.000%, 7/1/30	1,000	1,017
		9,605

	Par Value	Value

Pennsylvania—7.7%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	$ 580	$ 593
5.000%, 11/1/40	1,100	1,110
Pennsylvania Economic Development Financing Authority
5.250%, 6/30/35	750	794
5.500%, 6/30/38	1,000	1,051
5.500%, 6/30/40	500	520
5.500%, 6/30/41	2,000	2,073
(AGM Insured) 5.500%, 6/30/42	1,000	1,050
Series B 4.000%, 5/15/40	1,000	894
Series B 4.000%, 5/15/41	1,000	888
Pennsylvania Turnpike Commission,
5.000%, 12/1/39	1,000	1,039
Series B 5.250%, 12/1/41	1,000	1,045
Series B 5.250%, 12/1/52	400	414
		11,471

Texas—15.5%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue, (PSF-GTD Insured) 4.500%, 8/15/53	430	406
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,136
Central Texas Regional Mobility Authority Revenue,
Senior Lien, Series E 5.000%, 1/1/29	500	522
Senior Lien, Series E 5.000%, 1/1/30	1,300	1,366
City of Austin,
General Obligation 5.000%, 9/1/28	10	11
General Obligation 5.000%, 9/1/28	1,140	1,210
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,501
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,016
Clifton Higher Education Finance Corp. (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,773
Denton Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 8/15/48	1,130	1,183
Eagle Mountain & Saginaw Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,060
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	2,000	1,795
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	530

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Texas—continued
Northwest Independent School District, General Obligation, Series A (PSF-GTD Insured) 5.000%, 2/15/27	$ 2,600	$ 2,633
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,013
		23,155

Utah—0.8%
City of Salt Lake City UT Airport Revenue, Series A 5.250%, 7/1/38	1,145	1,205
Washington—9.4%
Energy Northwest Revenue, Series A 5.000%, 7/1/34	8,000	8,128
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	692
Washington, State of, General Obligation, Series C 5.000%, 2/1/30	5,000	5,140
		13,960

Wisconsin—1.7%
Public Finance Authority
5.000%, 6/1/27	300	305
5.000%, 6/1/28	500	511
5.000%, 6/1/29	700	716
5.000%, 6/1/30	1,000	1,023
		2,555

Total Municipal Bonds (Identified Cost $149,625)		141,465

Total Long-Term Investments—94.8% (Identified Cost $149,625)		141,465

	Shares	Value
Short-Term Investments—0.9%
Money Market Mutual Funds—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)	590,293	$ 590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.215%)(2)	783,568	784
Total Short-Term Investments (Identified Cost $1,374)		1,374

TOTAL INVESTMENTS—95.7% (Identified Cost $150,999)		$142,839
Other assets and liabilities, net—4.3%		6,366
NET ASSETS—100.0%		$149,205

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At September 30, 2023, 20.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$141,465	$—	$141,465
Money Market Mutual Funds	1,374	1,374	—
Total Investments	$142,839	$1,374	$141,465
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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